UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Dryden Global Real Estate Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2009

Date of reporting period:	06/30/2008

Item 1.	Schedule of Investments

Dryden Global Real Estate Fund

SCHEDULE OF INVESTMENTS

as of June 30, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 94.7%
COMMON STOCKS
Australia 8.7%
550,822	Babcock & Brown Japan Property Trust	$427,718
834,400	Commonwealth Property Office Fund	987,877
1,516,187	DEXUS Property Group	2,005,827
1,175,761	Goodman Group	3,482,885
193,272	GPT Group	411,323
1,619,500	ING Office Fund	1,785,420
270,376	Lend Lease Corp. Ltd.	2,475,330
815,551	Reckson New York Property Trust	218,913
913,086	Stockland	4,718,044
269,549	Tishman Speyer Office Fund	354,013
1,043,979	Westfield Group	16,293,256

		33,160,606

Austria 0.5%
195,580	Immofinanz Immobilien Anlagen AG	2,013,703

Brazil 2.0%
138,600	Agra Empreendimentos Imobiliarios SA(a)	766,878
31,600	BR Malls Participacoes SA(a)	299,619
193,600	Cyrela Brazil Realty SA	2,671,344
107,351	Gafisa SA	1,848,224
150,000	Multiplan Empreendimentos Imobiliarios SA(a)	1,749,735
56,000	Sao Carlos Empreendimentos e Participacoes SA	454,120

		7,789,920

Canada 1.3%
66,925	Boardwalk Real Estate Investment Trust	2,503,863
23,100	Calloway Real Estate Investment Trust	444,013
88,676	Chartwell Seniors Housing Real Estate Investment Trust	799,188
25,700	Primaris Retail Real Estate Investment Trust	461,476
48,600	RioCan Real Estate Investment Trust	946,549

		5,155,089

Finland 0.8%
156,079	Citycon Oyj	784,759
281,937	Sponda Oyj	2,442,960

		3,227,719

France 3.9%
17,660	Fonciere des Regions	2,155,155
7,461	GECINA SA	901,720
45,000	Klepierre	2,256,005
41,570	Unibail-Rodamco	9,572,643

		14,885,523

Germany 0.3%
50,357	DIC Asset AG	1,271,763

Hong Kong 11.2%
637,776	Cheung Kong Holdings Ltd.	8,596,654

1,200,000	China Overseas Land & Investment Ltd.	1,896,053
562,469	Hang Lung Properties Ltd.	1,803,421
558,794	Henderson Land Development Co. Ltd.	3,482,945
604,000	Hongkong Land Holdings Ltd.	2,560,960
200,999	Hysan Development Co. Ltd.	551,653
192,892	Kerry Properties Ltd.	1,013,042
1,098,220	Link (The), REIT	2,501,444
3,687,800	New World China Land Ltd.	1,910,765
990,000	New World Development Co. Ltd.	2,016,249
4,915,000	Regal Real Estate Investment Trust	1,014,864
481,931	Sino Land Co.	958,021
691,935	Sun Hung Kai Properties Ltd.	9,388,788
655,000	Wharf Holdings Ltd.	2,742,730
993,000	Wheelock & Co. Ltd.	2,661,669

		43,099,258

Italy 0.1%
253,557	Beni Stabili SpA	250,813

Japan 13.0%
228	Japan Prime Realty Investment Corp.	674,219
219	Japan Real Estate Investment Corp.	2,309,931
280	Japan Retail Fund Investment Corp.	1,613,787
727,780	Mitsubishi Estate Co. Ltd.	16,654,946
659,339	Mitsui Fudosan Co. Ltd.	14,095,207
393	Nippon Building Fund, Inc.	4,626,360
259	Nomura Real Estate Office Fund, Inc.	1,948,872
1,141	NTT Urban Development Corp.	1,493,610
268,952	Sumitomo Realty & Development Co. Ltd.	5,344,340
157,000	Tokyo Tatemono Co. Ltd.	1,015,765

		49,777,037

Netherlands 1.3%
7,813	Eurocommercial Properties NV	370,886
15,820	Nieuwe Steen Investments Funds NV	410,218
7,963	Vastned Offices/Industrial	217,074
19,591	Vastned Retail NV	1,573,446
23,553	Wereldhave NV	2,473,911

		5,045,535

Singapore 3.4%
425,000	Allgreen Properties Ltd.	309,250
1,623,000	Ascendas Real Estate Investment Trust	2,636,309
500,000	CapitaCommercial Trust	701,922
642,017	CapitaLand Ltd. (Class A Stock)	2,689,719
17,673	CapitaMall Trust	38,839
650,000	CDL Hospitality Trusts	840,836
240,058	City Developments Ltd.	1,916,159
820,651	Frasers Centrepoint Trust	717,779
1,220,000	K-REIT Asia	1,246,408
87,000	Keppel Land Ltd.	317,166
64,656	Mapletree Logistics Trust	40,394
302,000	Singapore Land Ltd.	1,382,867

147,000	Suntec Real Estate Investment Trust	146,940

		12,984,588

Sweden 1.3%
148,117	Fabege AB	984,065
93,757	Hufvudstaden AB (Class A Stock)	900,036
492,248	Klovern AB	1,523,042
83,200	Wihlborgs Fastigheter AB	1,490,776

		4,897,919

Switzerland 0.6%
35,871	PSP Swiss Property AG(a)	2,128,299

United Kingdom 5.4%
182,769	Big Yellow Group PLC	1,038,480
367,547	British Land Co. PLC	5,168,611
182,372	Brixton PLC	869,652
31,720	Derwent London PLC	634,146
188,318	Great Portland Estates PLC	1,263,709
139,030	Hammerson PLC	2,462,548
257,696	Land Securities Group PLC	6,288,540
68,396	Liberty International PLC	1,167,302
227,102	Segro PLC	1,775,751

		20,668,739

United States 40.9%
31,600	Alexandria Real Estate Equities, Inc.	3,075,944
90,647	AMB Property Corp.	4,566,796
56,854	AvalonBay Communities, Inc.	5,069,103
20,163	BioMed Realty Trust, Inc.	494,598
82,609	Boston Properties, Inc.	7,452,984
171,990	Brandywine Realty Trust	2,710,562
152,872	BRE Properties, Inc.	6,616,300
108,520	Brookfield Properties Corp.	1,949,678
104,286	Camden Property Trust	4,615,698
269,237	CBL & Associates Properties, Inc.	6,149,373
45,760	Digital Realty Trust, Inc.	1,872,042
176,309	Douglas Emmett, Inc.	3,873,509
61,950	Extra Space Storage, Inc.	951,552
109,384	First Potomac Realty Trust	1,667,012
187,062	General Growth Properties, Inc.	6,552,782
69,000	Health Care REIT, Inc.	3,070,500
145,528	Healthcare Realty Trust, Inc.	3,459,201
82,157	Home Properties, Inc.	3,948,465
135,807	Kilroy Realty Corp.	6,387,003
53,190	Kimco Realty Corp.	1,836,119
120,449	Macerich Co. (The)	7,483,496
72,414	Medical Properties Trust, Inc.	732,830
195,845	Morgans Hotel Group Co.(a)	2,017,204
21,700	Nationwide Health Properties, Inc.	683,333
108,997	Pennsylvania Real Estate Investment Trust	2,522,191
189,800	ProLogis	10,315,630
39,693	Public Storage, Inc.	3,206,797
83,523	Regency Centers Corp.	4,937,880
175,001	Simon Property Group, Inc.	15,730,840
75,040	SL Green Realty Corp.	6,207,309

	73,125	Sovran Self Storage, Inc.	3,039,075
	79,185	Strategic Hotels & Resorts, Inc.	741,963
	235,255	U-Store-It Trust	2,811,297
	32,267	UDR, Inc.	722,135
	115,590	Ventas, Inc.	4,920,666
	127,659	Vornado Realty Trust	11,233,992
	104,532	Weingarten Realty Investors	3,169,410

			156,795,269

		TOTAL LONG-TERM INVESTMENTS (cost $394,532,213)	363,151,780

SHORT-TERM INVESTMENT 6.1%
AFFILIATED MONEY MARKET MUTUAL FUND
23,339,533		Dryden Core Investment Fund - Taxable Money Market Series(b) (cost $23,339,533)	23,339,533

		TOTAL INVESTMENTS(c)—100.8% (cost $417,871,746)(d)	386,491,313
		Liabilities in excess of other assets —(0.8)%	(3,211,403)

		NET ASSETS —100%	$383,279,910

The following abbreviation is used in portfolio descriptions:

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

(b)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

(c)	As of June 30, 2008, 28 securities representing $54,390,013 and 14.2% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.

(d)	The United States federal income tax basis of the Portfolio’s investments and the net unrealized depreciation as of June 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$423,885,708	$14,309,441	$(51,703,836)	$(37,394,395)

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$332,101,300	—
Level 2 - Other Significant Observable Inputs	54,390,013	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$386,491,313	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of March 31, 2008 and June 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as June 30, 2008 were as follows:

Diversified	30.9%
Retail Property	23.8
Office Space	14.4
Residential	6.1
Affiliated Money Market Mutual Fund	6.1
Industrial Property	5.7
Healthcare Property	3.6
Storage Property	2.9
Real Estate Operation & Development	1.9
Shopping Centers	1.4
Development Companies	1.3
Hotel/Resort & Entertainment Property	1.2
Financial Services	0.7
Real Estate Management / Service	0.6
Real Estate	0.2

100.8
Liabilities in excess of other assets	(0.8)

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Real Estate Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 15, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 15, 2008

*	Print the name and title of each signing officer under his or her signature.